DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF

August 31, 2023 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.5%
Communication Services - 3.6%
Beijing Enlight Media Co. Ltd., Class A	31,800	$40,811
Beijing Jetsen Technology Co. Ltd., Class A*	56,500	42,078
Bluefocus Intelligent Communications Group Co. Ltd., Class A*	67,800	83,008
China South Publishing & Media Group Co. Ltd., Class A	19,900	33,223
Chinese Universe Publishing and Media Group Co. Ltd., Class A	17,389	30,274
G-bits Network Technology Xiamen Co. Ltd., Class A	1,173	67,324
Inmyshow Digital Technology Group Co. Ltd., Class A	25,300	22,666
Jiangsu Broadcasting Cable Information Network Corp. Ltd., Class A	78,900	36,861
Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	21,000	31,539
Kunlun Tech Co. Ltd., Class A*	22,800	113,347
Leo Group Co. Ltd., Class A*	182,595	62,975
Oriental Pearl Group Co. Ltd., Class A	55,100	60,342
People.cn Co. Ltd., Class A	15,100	86,106
Perfect World Co. Ltd., Class A	37,400	71,072
Wanda Film Holding Co. Ltd., Class A*	35,300	65,239
Wasu Media Holding Co. Ltd., Class A	24,500	29,255

(Cost $726,616)		876,120

Consumer Discretionary - 7.7%
AIMA Technology Group Co. Ltd., Class A	7,300	28,488
Anhui Jianghuai Automobile Group Corp. Ltd., Class A*	48,200	84,973
Anhui Zhongding Sealing Parts Co. Ltd., Class A	22,600	37,482
Autel Intelligent Technology Corp. Ltd., Class A*	7,591	30,979
Beijing Roborock Technology Co. Ltd., Class A	2,142	86,382
Beiqi Foton Motor Co. Ltd., Class A*	136,500	67,146
Bethel Automotive Safety Systems Co. Ltd., Class A	7,000	72,485
BTG Hotels Group Co. Ltd., Class A*	18,245	43,546
China Grand Automotive Services Group Co. Ltd., Class A*	109,400	30,816
Chow Tai Seng Jewellery Co. Ltd., Class A	12,200	28,498
Easyhome New Retail Group Co. Ltd., Class A	50,800	26,106
Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	8,917	21,601
Hang Zhou Great Star Industrial Co. Ltd., Class A	19,553	52,391
Hangzhou Robam Appliances Co. Ltd., Class A	12,900	48,728
Hisense Visual Technology Co. Ltd., Class A	21,700	62,318
HLA Group Corp. Ltd., Class A	48,900	50,663
Jason Furniture Hangzhou Co. Ltd., Class A	13,400	76,670
Keboda Technology Co. Ltd., Class A	2,500	26,994
KingClean Electric Co. Ltd., Class A	3,000	10,970
Liaoning Cheng Da Co. Ltd., Class A	28,958	50,852
Ninebot Ltd.*	11,808	54,208
Ningbo Joyson Electronic Corp., Class A	26,820	67,587
Sailun Group Co. Ltd., Class A	67,900	115,131
Shandong Linglong Tyre Co. Ltd., Class A	20,691	61,922
Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	51,300	51,881
Shenzhen Kedali Industry Co. Ltd., Class A	3,900	62,361
Shenzhen MTC Co. Ltd., Class A	62,500	44,743
Sichuan Changhong Electric Co. Ltd., Class A	101,500	55,508
Songcheng Performance Development Co. Ltd., Class A	50,400	85,874
Suofeiya Home Collection Co. Ltd., Class A	17,418	45,569
Tianneng Battery Group Co. Ltd., Class A	4,139	20,190
Wangfujing Group Co. Ltd., Class A	21,730	61,748
Wanxiang Qianchao Co. Ltd., Class A	42,300	30,689
Weifu High-Technology Group Co. Ltd., Class A	14,200	33,249
Wuchan Zhongda Group Co. Ltd., Class A	84,400	53,926
Xiamen Intretech, Inc., Class A	8,630	21,273
Zhejiang Semir Garment Co. Ltd., Class A	23,400	19,646
Zhejiang Supor Co. Ltd., Class A	4,600	30,093

(Cost $1,957,951)		1,853,686

Consumer Staples - 5.1%
Angel Yeast Co. Ltd., Class A	17,000	77,459
Anhui Kouzi Distillery Co. Ltd., Class A	9,700	75,933
Beijing Dabeinong Technology Group Co. Ltd., Class A	91,262	81,384
Beijing Yanjing Brewery Co. Ltd., Class A	38,300	54,627
Bright Dairy & Food Co. Ltd., Class A	20,200	28,978
By-health Co. Ltd., Class A	28,200	74,901
C&S Paper Co. Ltd., Class A	22,400	31,733
Chacha Food Co. Ltd., Class A	8,500	38,601
Chongqing Fuling Zhacai Group Co. Ltd., Class A	22,669	49,558
COFCO Sugar Holding Co. Ltd., Class A	30,900	36,515

DaShenLin Pharmaceutical Group Co. Ltd., Class A	15,012	54,849
Fujian Sunner Development Co. Ltd., Class A	20,700	55,407
Hebei Yangyuan Zhihui Beverage Co. Ltd., Class A	14,300	48,239
Heilongjiang Agriculture Co. Ltd., Class A	20,800	38,355
Juewei Food Co. Ltd., Class A	10,300	50,512
Laobaixing Pharmacy Chain JSC, Class A	8,120	28,630
MeiHua Holdings Group Co. Ltd., Class A	56,100	70,379
Pengdu Agriculture & Animal Husbandry Co. Ltd., Class A*	91,020	21,512
Shanghai Bailian Group Co. Ltd., Class A	22,300	35,881
Shanghai Bairun Investment Holding Group Co. Ltd., Class A	14,200	62,672
Shanghai Flyco Electrical Appliance Co. Ltd., Class A	1,300	12,116
Shanghai Jahwa United Co. Ltd., Class A	9,564	34,641
Sichuan Teway Food Group Co. Ltd., Class A	9,259	16,743
Toly Bread Co. Ltd., Class A	22,272	26,687
Yantai Changyu Pioneer Wine Co. Ltd., Class A	3,400	14,393
Yifeng Pharmacy Chain Co. Ltd., Class A	13,280	64,889
Yuan Longping High-tech Agriculture Co. Ltd., Class A*	29,654	61,364

(Cost $1,520,785)		1,246,958

Energy - 1.6%
China Petroleum Engineering Corp., Class A	47,500	23,823
China Suntien Green Energy Corp. Ltd., Class A	7,600	8,605
CNOOC Energy Technology & Services Ltd., Class A	59,600	25,306
COFCO Capital Holdings Co. Ltd., Class A	25,400	26,700
Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	24,300	44,241
Jizhong Energy Resources Co. Ltd., Class A	29,300	24,559
Oriental Energy Co. Ltd., Class A*	25,900	37,332
Pingdingshan Tianan Coal Mining Co. Ltd., Class A	37,200	43,704
Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	48,705	50,661
Sinopec Oilfield Service Corp., Class A*	121,600	34,587
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	16,729	65,719

(Cost $346,080)		385,237

Financials - 9.4%
AVIC Industry-Finance Holdings Co. Ltd., Class A	144,400	73,017
Bank of Changsha Co. Ltd., Class A	55,200	61,665
Bank of Guiyang Co. Ltd., Class A	77,600	57,152
Bank of Lanzhou Co. Ltd., Class A	77,400	31,693
Bank of Suzhou Co. Ltd., Class A	101,010	93,548
Bank of Xi’an Co. Ltd., Class A	38,500	19,150
Bank of Zhengzhou Co. Ltd., Class A*	157,196	46,223
BOC International China Co. Ltd., Class A	47,200	77,049
Caida Securities Co. Ltd., Class A	35,900	40,894
Caitong Securities Co. Ltd., Class A	89,625	98,644
Capital Securities Co. Ltd., Class A	8,700	29,384
Changjiang Securities Co. Ltd., Class A	106,798	87,756
China Great Wall Securities Co. Ltd., Class A	45,100	54,410
Chinalin Securities Co. Ltd., Class A	8,400	17,579
Chongqing Rural Commercial Bank Co. Ltd., Class A	173,800	89,794
Dongxing Securities Co. Ltd., Class A	53,900	61,398
First Capital Securities Co. Ltd., Class A	95,700	79,162
Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A	41,455	39,190
Guolian Securities Co. Ltd., Class A*	33,100	49,393
Guosheng Financial Holding, Inc., Class A*	32,487	46,960
Guoyuan Securities Co. Ltd., Class A	72,200	68,949
Huaan Securities Co. Ltd., Class A	78,015	53,492
Huaxi Securities Co. Ltd., Class A	43,100	50,458
Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	75,555	73,606
Jiangsu Financial Leasing Co. Ltd., Class A	45,920	28,267
Minmetals Capital Co. Ltd., Class A	62,100	45,993
Nanjing Securities Co. Ltd., Class A	61,900	70,171
Polaris Bay Group Co. Ltd., Class A*	30,300	30,060
Qilu Bank Co. Ltd., Class A	61,800	33,288
Qingdao Rural Commercial Bank Corp., Class A*	107,100	40,617
Sealand Securities Co. Ltd., Class A	107,170	55,811
Shaanxi International Trust Co. Ltd., Class A	61,590	25,727
Shanxi Securities Co. Ltd., Class A	59,940	49,911
Sinolink Securities Co. Ltd., Class A	72,700	93,802
SooChow Securities Co. Ltd., Class A	111,020	124,938
Southwest Securities Co. Ltd., Class A	93,900	54,449
SPIC Industry-Finance Holdings Co. Ltd., Class A	44,200	25,448
Tianfeng Securities Co. Ltd., Class A*	195,000	93,780
Western Securities Co. Ltd., Class A	74,900	69,470
Xiamen Bank Co. Ltd., Class A	33,800	24,847

Yongan Futures Co. Ltd., Class A	8,400	19,229

(Cost $2,689,961)		2,286,374

Health Care - 10.1%
Andon Health Co. Ltd., Class A	10,600	54,052
Anhui Anke Biotechnology Group Co. Ltd., Class A	32,808	42,872
Apeloa Pharmaceutical Co. Ltd., Class A	16,100	38,825
Autobio Diagnostics Co. Ltd., Class A	6,500	40,951
Beijing Tiantan Biological Products Corp. Ltd., Class A	23,000	79,325
Betta Pharmaceuticals Co. Ltd., Class A	6,900	46,865
BGI Genomics Co. Ltd., Class A	6,800	50,194
CanSino Biologics, Inc., Class A*	1,875	18,900
Changchun BCHT Biotechnology Co. Ltd., Class A	3,451	25,559
China Animal Husbandry Industry Co. Ltd., Class A	14,457	23,004
China Meheco Co. Ltd., Class A	20,521	35,275
China National Medicines Corp. Ltd., Class A	10,633	47,557
China Resources Double Crane Pharmaceutical Co. Ltd., Class A	11,549	25,597
Daan Gene Co. Ltd., Class A	26,418	34,086
Dian Diagnostics Group Co. Ltd., Class A	13,540	42,457
Dong-E-E-Jiao Co. Ltd., Class A	12,700	90,447
Double Medical Technology, Inc., Class A*	1,600	6,661
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	7,700	63,122
Guangzhou Wondfo Biotech Co. Ltd., Class A	7,540	25,746
Haisco Pharmaceutical Group Co. Ltd., Class A*	6,300	18,465
Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	10,300	37,053
Humanwell Healthcare Group Co. Ltd., Class A	31,300	100,468
Intco Medical Technology Co. Ltd., Class A	12,420	36,606
iRay Technology Co. Ltd., Class A	1,363	46,085
Jafron Biomedical Co. Ltd., Class A	13,200	38,796
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	16,585	77,277
Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	25,100	58,976
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	31,756	49,744
Joinn Laboratories China Co. Ltd., Class A	10,276	33,888
Jointown Pharmaceutical Group Co. Ltd., Class A	38,293	54,354
Lepu Medical Technology Beijing Co. Ltd., Class A	36,200	80,531
Livzon Pharmaceutical Group, Inc., Class A	10,462	49,451
Micro-Tech Nanjing Co. Ltd., Class A	2,621	27,731
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	12,974	21,089
Nanjing Vazyme Biotech Co. Ltd., Class A	3,191	11,904
Ovctek China, Inc., Class A	14,537	52,734
Porton Pharma Solutions Ltd., Class A	8,800	29,795
Sansure Biotech, Inc., Class A	7,547	17,515
Shandong Buchang Pharmaceuticals Co. Ltd., Class A	15,400	37,010
Shandong Pharmaceutical Glass Co. Ltd., Class A	14,638	53,080
Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class A	9,900	15,807
Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	8,600	71,824
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	15,500	58,889
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	32,100	119,531
Sinocelltech Group Ltd., Class A*	3,686	29,376
Tasly Pharmaceutical Group Co. Ltd., Class A	25,100	47,939
Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	57,900	35,324
Tianjin Pharmaceutical Da Re Tang Group Corp. Ltd., Class A	7,962	38,783
Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	39,200	53,002
Winner Medical Co. Ltd., Class A	6,440	37,432
Winning Health Technology Group Co. Ltd., Class A	46,900	46,464
Yifan Pharmaceutical Co. Ltd., Class A*	20,500	36,929
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	24,320	56,141
Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	12,317	46,000
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	8,700	38,207

(Cost $2,964,564)		2,455,695

Industrials - 15.4%
AECC Aero-Engine Control Co. Ltd., Class A	25,800	79,446
AVICOPTER PLC, Class A	10,900	57,124
Beijing Bei Mo Gao Ke Friction Material Co. Ltd., Class A*	7,659	40,223

Beijing Easpring Material Technology Co. Ltd., Class A	11,300	68,816
Beijing Originwater Technology Co. Ltd., Class A	61,500	44,957
Bohai Leasing Co. Ltd., Class A*	64,800	23,150
Centre Testing International Group Co. Ltd., Class A	46,700	124,809
China Baoan Group Co. Ltd., Class A	59,480	87,124
China First Heavy Industries Co. Ltd., Class A*	87,300	36,587
China International Marine Containers Group Co. Ltd., Class A	55,980	54,229
China Merchants Port Group Co. Ltd., Class A	6,700	14,703
China Railway Hi-tech Industry Co. Ltd., Class A	39,600	47,013
China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd., Class A	42,600	35,355
China Southern Power Grid Technology Co. Ltd., Class A	2,452	10,428
China XD Electric Co. Ltd., Class A	60,700	40,118
CITIC Heavy Industries Co. Ltd., Class A	59,000	30,888
COSCO SHIPPING Development Co. Ltd., Class A	105,700	34,566
Dajin Heavy Industry Co. Ltd., Class A	9,000	30,509
Deppon Logistics Co. Ltd., Class A*	8,500	18,337
Dongguan Yiheda Automation Co. Ltd., Class A	5,320	26,287
Eastern Air Logistics Co. Ltd., Class A	12,500	21,177
Eternal Asia Supply Chain Management Ltd., Class A	50,600	31,358
Fangda Carbon New Material Co. Ltd., Class A*	80,900	64,808
Farasis Energy Gan Zhou Co. Ltd., Class A*	23,792	66,201
GoodWe Technologies Co. Ltd., Class A	2,749	52,286
Guangdong Kinlong Hardware Products Co. Ltd., Class A	3,600	28,196
Guangzhou Great Power Energy & Technology Co. Ltd., Class A*	9,000	44,285
Guangzhou Port Co. Ltd., Class A	47,700	21,039
Han’s Laser Technology Industry Group Co. Ltd., Class A	24,000	73,705
Hefei Meiya Optoelectronic Technology, Inc., Class A	10,500	33,804
Hongfa Technology Co. Ltd., Class A	23,912	115,393
Infore Environment Technology Group Co. Ltd., Class A	42,500	28,790
Jiangsu Expressway Co. Ltd., Class A	14,700	19,532
Jihua Group Corp. Ltd., Class A	66,200	26,470
JL Mag Rare-Earth Co. Ltd., Class A	19,840	46,890
Juneyao Airlines Co. Ltd., Class A*	24,740	53,949
Kaishan Group Co. Ltd., Class A	12,051	23,001
Keda Industrial Group Co. Ltd., Class A	38,700	53,495
Kuang-Chi Technologies Co. Ltd., Class A	48,300	98,887
Liaoning Port Co. Ltd., Class A	227,320	49,352
Luoyang Xinqianglian Slewing Bearing Co. Ltd., Class A	5,300	21,855
North Industries Group Red Arrow Co. Ltd., Class A	23,747	49,761
Qingdao Port International Co. Ltd., Class A	22,900	19,446
Qingdao TGOOD Electric Co. Ltd., Class A	20,381	52,845
Range Intelligent Computing Technology Group Co. Ltd., Class A	5,520	19,493
Riyue Heavy Industry Co. Ltd., Class A	15,100	33,509
Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	11,800	55,582
Shandong Hi-speed Co. Ltd., Class A	21,300	19,814
Shanghai Construction Group Co. Ltd., Class A	176,300	67,829
Shanghai Tunnel Engineering Co. Ltd., Class A	63,500	51,043
Shanxi Coal International Energy Group Co. Ltd., Class A	27,100	62,670
Shenzhen Airport Co. Ltd., Class A*	31,200	29,109
Shenzhen Kstar Science And Technology Co. Ltd., Class A	6,600	27,461
Shuangliang Eco-Energy Systems Co. Ltd., Class A	31,900	44,622
Siasun Robot & Automation Co. Ltd., Class A*	35,200	62,152
Sichuan New Energy Power Co. Ltd., Class A*	20,200	35,056
Sieyuan Electric Co. Ltd., Class A	17,080	120,115
Sinochem International Corp., Class A	39,200	27,093
Sinoma International Engineering Co., Class A	30,350	49,001
Sinotrans Ltd., Class A	43,900	34,383
State Grid Yingda Co. Ltd., Class A	51,600	35,876
STO Express Co. Ltd., Class A*	21,300	29,063
Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	46,200	29,202
TangShan Port Group Co. Ltd., Class A	88,574	40,772
Tian Di Science & Technology Co. Ltd., Class A	50,500	36,500
Titan Wind Energy Suzhou Co. Ltd., Class A*	25,200	45,049
Wolong Electric Group Co. Ltd., Class A	26,939	45,159
Xiamen C & D, Inc., Class A	40,700	60,735
Xiamen ITG Group Corp. Ltd., Class A	36,548	36,761

Xiangtan Electric Manufacturing Co. Ltd., Class A*	18,900	44,356
XTC New Energy Materials Xiamen Co. Ltd., Class A	4,702	26,270
Xuji Electric Co. Ltd., Class A	20,000	53,094
Yantai Eddie Precision Machinery Co. Ltd., Class A	10,340	25,731
Yutong Bus Co. Ltd., Class A	38,200	65,455
Zhefu Holding Group Co. Ltd., Class A	75,800	41,141
Zhejiang Construction Investment Group Co. Ltd., Class A	12,000	22,639
Zhejiang Dingli Machinery Co. Ltd., Class A	7,400	54,023
Zhejiang HangKe Technology, Inc. Co., Class A	4,757	17,910
Zhejiang Weiming Environment Protection Co. Ltd., Class A	14,188	34,877
Zhejiang Weixing New Building Materials Co. Ltd., Class A	22,480	62,427
Zhengzhou Coal Mining Machinery Group Co. Ltd., Class A	26,500	46,025
Zhongshan Broad Ocean Motor Co. Ltd., Class A	50,300	37,530
Zhuhai CosMX Battery Co. Ltd., Class A	18,514	50,752
Zhuzhou Kibing Group Co. Ltd., Class A	43,800	52,541

(Cost $4,106,088)		3,734,014

Information Technology - 20.3%
3peak, Inc., Class A	1,996	50,429
Accelink Technologies Co. Ltd., Class A	11,222	43,222
ACM Research Shanghai, Inc., Class A	2,460	38,318
Addsino Co. Ltd., Class A	36,900	43,249
Aisino Corp., Class A	31,700	56,059
Amlogic Shanghai Co. Ltd., Class A*	8,068	97,091
Anker Innovations Technology Co. Ltd., Class A	5,600	64,398
ASR Microelectronics Co. Ltd., Class A*	5,897	56,753
Beijing E-Hualu Information Technology Co. Ltd., Class A*	10,940	45,337
Beijing Huafeng Test & Control Technology Co. Ltd., Class A	2,259	43,643
Beijing Shiji Information Technology Co. Ltd., Class A*	22,509	42,032
Beijing Sinnet Technology Co. Ltd., Class A*	39,900	54,880
Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., Class A	4,000	33,495
Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	27,600	41,262
Cambricon Technologies Corp. Ltd., Class A*	5,766	125,815
CETC Cyberspace Security Technology Co. Ltd., Class A	16,404	56,373
China Greatwall Technology Group Co. Ltd., Class A	53,500	80,055
China National Software & Service Co. Ltd., Class A	16,538	98,170
China Railway Signal & Communication Corp. Ltd., Class A	76,056	58,628
China TransInfo Technology Co. Ltd., Class A*	30,800	53,875
DHC Software Co. Ltd., Class A	63,300	58,450
Everdisplay Optronics Shanghai Co. Ltd., Class A*	128,090	47,345
Fiberhome Telecommunication Technologies Co. Ltd., Class A	20,700	50,572
GCL System Integration Technology Co. Ltd., Class A*	121,100	47,923
GRG Banking Equipment Co. Ltd., Class A	37,100	63,977
Guangdong Fenghua Advanced Technology Holding Co. Ltd., Class A	26,800	53,543
Guangzhou Haige Communications Group, Inc. Co., Class A	54,000	78,578
Hangzhou Chang Chuan Technology Co. Ltd., Class A	11,800	60,592
Hangzhou Lion Electronics Co. Ltd., Class A	15,000	67,975
Hengdian Group DMEGC Magnetics Co. Ltd., Class A	22,800	51,411
Hengtong Optic-electric Co. Ltd., Class A	54,500	105,890
Huagong Tech Co. Ltd., Class A	27,759	119,959
IRICO Display Devices Co. Ltd., Class A*	41,900	34,890
Jiangsu Pacific Quartz Co. Ltd., Class A	5,000	65,722
Leyard Optoelectronic Co. Ltd., Class A	60,200	52,030
Lingyi iTech Guangdong Co., Class A	80,700	66,754
Longshine Technology Group Co. Ltd., Class A	18,000	53,597
MLS Co. Ltd., Class A	25,673	31,360
Neusoft Corp., Class A*	24,300	33,891
Newland Digital Technology Co. Ltd., Class A*	23,340	63,949
Piotech, Inc., Class A	1,055	53,092
Raytron Technology Co. Ltd., Class A	10,003	70,387
Risen Energy Co. Ltd., Class A	18,900	52,148
Rockchip Electronics Co. Ltd., Class A	4,700	42,288
Shanghai Anlogic Infotech Co. Ltd., Class A*	3,417	21,865
Shanghai Belling Co. Ltd., Class A	16,600	36,176
Shanghai Friendess Electronic Technology Corp. Ltd., Class A	1,656	59,929
Shanghai Fudan Microelectronics Group Co. Ltd., Class A	7,416	53,855

Shanghai Stonehill Technology Co. Ltd., Class A	157,748	67,845
Shenzhen Everwin Precision Technology Co. Ltd., Class A*	23,536	32,922
Shenzhen Goodix Technology Co. Ltd., Class A*	8,000	65,153
Shenzhen Kaifa Technology Co. Ltd., Class A	26,100	64,052
Shenzhen Kinwong Electronic Co. Ltd., Class A	9,920	29,238
Shenzhen SC New Energy Technology Corp., Class A	7,700	93,720
Shenzhen Sunlord Electronics Co. Ltd., Class A	22,800	83,962
Shenzhen Sunway Communication Co. Ltd., Class A	27,900	66,360
SICC Co. Ltd., Class A*	2,471	19,109
Sinosoft Co. Ltd., Class A	10,120	49,671
State Grid Information & Communication Co. Ltd., Class A	13,500	28,678
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	37,700	97,388
Suzhou Novosense Microelectronics Co. Ltd., Class A	1,219	21,544
Taiji Computer Corp. Ltd., Class A	11,919	60,401
Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	13,100	47,881
Tianma Microelectronics Co. Ltd., Class A*	35,300	41,714
Tianshui Huatian Technology Co. Ltd., Class A	73,600	90,816
TongFu Microelectronics Co. Ltd., Class A	29,300	82,091
Universal Scientific Industrial Shanghai Co. Ltd., Class A	18,700	37,900
Venustech Group, Inc., Class A	18,500	74,176
Verisilicon Microelectronics Shanghai Co. Ltd., Class A*	6,925	63,516
Wangsu Science & Technology Co. Ltd., Class A	67,400	63,810
Wuhan DR Laser Technology Corp. Ltd., Class A	3,840	26,609
Wuhu Token Science Co. Ltd., Class A	70,700	57,122
WUS Printed Circuit Kunshan Co. Ltd., Class A	33,000	95,813
Wuxi Autowell Technology Co. Ltd., Class A	2,196	50,787
Wuxi Taiji Industry Co. Ltd., Class A*	43,300	40,577
Xiamen Faratronic Co. Ltd., Class A	3,800	59,342
Yangling Metron New Material, Inc., Class A	5,500	32,996
Yangtze Optical Fibre & Cable Joint Stock Ltd. Co., Class A	3,700	16,503
Yangzhou Yangjie Electronic Technology Co. Ltd., Class A	7,500	36,811
Zhejiang Crystal-Optech Co. Ltd., Class A	40,362	58,788
Zhejiang Supcon Technology Co. Ltd., Class A	13,173	91,299
Zhongji Innolight Co. Ltd., Class A	17,500	275,618

(Cost $5,169,331)		4,905,444

Materials - 20.7%
ADAMA Ltd., Class A	12,100	12,769
Angang Steel Co. Ltd., Class A	71,500	27,116
Asia - Potash International Investment Guangzhou Co. Ltd., Class A*	15,400	59,187
BBMG Corp., Class A	117,600	35,550
Beijing Shougang Co. Ltd., Class A	40,200	20,493
Bluestar Adisseo Co., Class A	11,700	13,039
Canmax Technologies Co. Ltd., Class A	15,940	59,137
Chengxin Lithium Group Co. Ltd., Class A	17,400	54,631
Chifeng Jilong Gold Mining Co. Ltd., Class A*	46,000	95,632
China Hainan Rubber Industry Group Co. Ltd., Class A*	51,600	32,119
China Rare Earth Resources And Technology Co. Ltd., Class A	16,500	64,819
Chongqing Iron & Steel Co. Ltd., Class A*	199,300	42,447
COFCO Biotechnology Co. Ltd., Class A	27,485	26,021
CSG Holding Co. Ltd., Class A	37,961	30,723
Do-Fluoride New Materials Co. Ltd., Class A	29,440	66,342
Fangda Special Steel Technology Co. Ltd., Class A*	39,846	25,569
Fujian Kuncai Material Technology Co. Ltd., Class A*	4,000	28,713
Fushun Special Steel Co. Ltd., Class A*	43,500	55,827
GEM Co. Ltd., Class A	143,200	123,176
Guangdong HEC Technology Holding Co. Ltd., Class A	41,805	39,061
Guangdong Hongda Holdings Group Co. Ltd., Class A	12,600	40,651
Hainan Mining Co. Ltd., Class A	17,400	15,278
Hangzhou Iron & Steel Co., Class A	39,210	22,521
Hangzhou Oxygen Plant Group Co. Ltd., Class A	13,700	57,623
Haohua Chemical Science & Technology Co. Ltd., Class A	7,700	35,539
Henan Shenhuo Coal & Power Co. Ltd., Class A	43,000	93,827
Hengyi Petrochemical Co. Ltd., Class A*	59,900	63,129
Hesteel Co. Ltd., Class A	113,400	35,215

Huabao Flavours & Fragrances Co. Ltd., Class A	3,500	10,725
Huaibei Mining Holdings Co. Ltd., Class A	25,300	40,778
Huaxin Cement Co. Ltd., Class A	18,272	33,066
Hubei Feilihua Quartz Glass Co. Ltd., Class A	11,600	74,914
Hubei Xingfa Chemicals Group Co. Ltd., Class A	21,120	58,912
Hunan Changyuan Lico Co. Ltd., Class A	26,552	34,332
Hunan Gold Corp. Ltd., Class A	23,800	38,000
Hunan Valin Steel Co. Ltd., Class A	113,620	92,424
Inner Mongolia Dazhong Mining Co. Ltd., Class A	12,600	18,611
Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	69,100	67,033
Jiangsu Cnano Technology Co. Ltd., Class A	9,541	35,069
Jiangsu Yangnong Chemical Co. Ltd., Class A	6,890	60,515
Jiangsu Yoke Technology Co. Ltd., Class A	7,896	73,702
Jinduicheng Molybdenum Co. Ltd., Class A	27,100	40,476
Kingfa Sci & Tech Co. Ltd., Class A	50,800	55,354
Lianhe Chemical Technology Co. Ltd., Class A	20,459	24,092
Luxi Chemical Group Co. Ltd., Class A	31,000	43,321
Maanshan Iron & Steel Co. Ltd., Class A	69,100	24,687
Nanjing Hanrui Cobalt Co. Ltd., Class A	6,100	26,244
Nanjing Iron & Steel Co. Ltd., Class A	85,700	43,099
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A*	118,400	61,171
Red Avenue New Materials Group Co. Ltd., Class A	5,000	20,907
Rising Nonferrous Metals Share Co. Ltd., Class A*	5,800	27,639
Sansteel Minguang Co. Ltd. Fujian, Class A	32,650	21,355
Shaanxi Beiyuan Chemical Industry Group Co. Ltd., Class A	35,790	24,982
Shaanxi Huaqin Technology Industry Co. Ltd., Class A	1,188	29,765
Shandong Iron and Steel Co. Ltd., Class A	156,830	31,678
Shandong Sinocera Functional Material Co. Ltd., Class A	22,200	91,055
Shandong Sun Paper Industry JSC Ltd., Class A	46,200	72,814
Shanghai Huayi Group Co. Ltd., Class A	19,900	17,199
Shanxi Taigang Stainless Steel Co. Ltd., Class A	61,500	33,295
Shenghe Resources Holding Co. Ltd., Class A	39,190	59,558
Shenzhen Capchem Technology Co. Ltd., Class A	14,380	94,805
Shenzhen Senior Technology Material Co. Ltd., Class A	35,400	68,343
Shenzhen YUTO Packaging Technology Co. Ltd., Class A	10,340	34,283
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	75,200	51,561
Shinghwa Advanced Material Group Co. Ltd., Class A	4,000	27,410
Sichuan Hebang Biotechnology Co. Ltd., Class A	168,580	55,362
Sichuan Yahua Industrial Group Co. Ltd., Class A	31,500	67,824
Sinoma Science & Technology Co. Ltd., Class A	18,300	55,194
Sinomine Resource Group Co. Ltd., Class A	15,620	79,842
Skshu Paint Co. Ltd., Class A*	5,880	60,863
Sunresin New Materials Co. Ltd., Class A	7,050	58,957
Suzhou Nanomicro Technology Co. Ltd., Class A	4,711	21,782
Tangshan Jidong Cement Co. Ltd., Class A	28,981	30,185
Tangshan Sanyou Chemical Industries Co. Ltd., Class A	33,200	26,505
Tianshan Aluminum Group Co. Ltd., Class A	75,900	65,913
Tongkun Group Co. Ltd., Class A*	45,900	93,596
Tongling Nonferrous Metals Group Co. Ltd., Class A	204,200	90,068
Transfar Zhilian Co. Ltd., Class A	38,100	26,961
Weihai Guangwei Composites Co. Ltd., Class A	16,200	62,261
Western Mining Co. Ltd., Class A	52,200	91,667
Xiamen Tungsten Co. Ltd., Class A	23,620	56,310
Xinfengming Group Co. Ltd., Class A*	20,916	36,471
Xinjiang Zhongtai Chemical Co. Ltd., Class A	56,700	52,356
Xinxing Ductile Iron Pipes Co. Ltd., Class A	67,250	37,055
Xinyu Iron & Steel Co. Ltd., Class A	53,100	29,988
Yintai Gold Co. Ltd., Class A	46,308	91,946
Youngy Co. Ltd., Class A	5,700	40,305
Yunnan Aluminium Co. Ltd., Class A	57,000	113,097
Yunnan Chihong Zinc & Germanium Co. Ltd., Class A	100,500	72,499
Yunnan Copper Co. Ltd., Class A	33,900	54,127
Yunnan Tin Co. Ltd., Class A	27,230	52,382
Yunnan Yuntianhua Co. Ltd., Class A	35,000	82,911

Zhejiang Hailiang Co. Ltd., Class A	33,400	52,641
Zhejiang Juhua Co. Ltd., Class A	37,290	83,981
Zhejiang Longsheng Group Co. Ltd., Class A	72,100	91,343
Zhejiang Sanmei Chemical Industry Co. Ltd., Class A	6,860	30,192
Zhejiang Yongtai Technology Co. Ltd., Class A	17,000	30,180
Zhongfu Shenying Carbon Fiber Co. Ltd., Class A	2,437	10,424
Zhongjin Gold Corp. Ltd., Class A	81,300	124,224
Zibo Qixiang Tengda Chemical Co. Ltd., Class A	48,221	40,617

(Cost $5,716,639)		5,009,357

Real Estate - 2.4%
China Green Electricity Investment of Tianjin Co. Ltd., Class A	15,200	23,789
China Merchants Property Operation & Service Co. Ltd., Class A	11,800	25,051
Financial Street Holdings Co. Ltd., Class A	31,700	20,037
Grandjoy Holdings Group Co. Ltd., Class A*	37,300	20,039
Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	33,700	48,575
Red Star Macalline Group Corp. Ltd., Class A	28,600	18,706
Shanghai Lingang Holdings Corp. Ltd., Class A	26,500	43,258
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	23,200	31,847
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	21,300	48,848
Xiangcai Co. Ltd., Class A	23,600	27,596
Xinhu Zhongbao Co. Ltd., Class A	116,700	41,371
Youngor Group Co. Ltd., Class A	74,500	71,146
Zhejiang China Commodities City Group Co. Ltd., Class A	75,300	85,051
Zhongtian Financial Group Co. Ltd., Class A*(a)	139,200	0
Zhuhai Huafa Properties Co. Ltd., Class A	46,240	66,650

(Cost $630,156)		571,964

Utilities - 3.2%
Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	121,090	47,753
CECEP Solar Energy Co. Ltd., Class A	75,800	62,805
CECEP Wind-Power Corp., Class A	108,130	49,923
Chengdu Xingrong Environment Co. Ltd., Class A	50,300	36,286
China Southern Power Grid Energy Storage Co. Ltd., Class A	9,900	13,386
Chongqing Water Group Co. Ltd., Class A	17,600	13,204
Datang International Power Generation Co. Ltd., Class A	103,900	39,689
Huadian Power International Corp. Ltd., Class A	92,900	65,102
Hubei Energy Group Co. Ltd., Class A	55,800	33,276
Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., Class A	91,400	42,575
Jiangsu Guoxin Corp. Ltd., Class A	21,400	20,555
Jinko Power Technology Co. Ltd., Class A	49,100	25,974
Luenmei Quantum Co. Ltd., Class A	26,250	23,625
Shanghai Electric Power Co. Ltd., Class A	39,300	49,573
Shenergy Co. Ltd., Class A	69,749	62,487
Shenzhen Energy Group Co. Ltd., Class A	40,260	35,848
Shenzhen Gas Corp. Ltd., Class A	16,900	16,208
Wintime Energy Group Co. Ltd., Class A*	612,400	122,856
Zhejiang Provincial New Energy Investment Group Co. Ltd., Class A	5,900	8,294

(Cost $851,466)		769,419

TOTAL COMMON STOCKS (Cost $26,679,637)		24,094,268

TOTAL INVESTMENTS - 99.5% (Cost $26,679,637)		$24,094,268
Other assets and liabilities, net - 0.5%		131,645

NET ASSETS - 100.0%		$24,225,913

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Non-income producing security.
(a)	Investment was valued using significant unobservable inputs.

JSC:	Joint Stock Company

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2023 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$24,094,268	$—	$0	$24,094,268

TOTAL	$24,094,268	$—	$0	$24,094,268

(a)	See Schedule of Investments for additional detailed categorizations.

OBTAIN A FUND PROSPECTUS

To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (855) 329-3837. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product’s objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in Creation Units only.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

ASHS-PH1

R-089711-1 (5/24) DBX005195 (5/24)